Other liabilities - Unfavorable contracts (Details) - Unfavorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Line Items]
Gross carrying amount	$ (66)	$ (66)	$ (66)
Accumulated amortization	59	58	$ 39
Finite-lived Intangible Liabilities [Roll Forward]
Net carrying amount, beginning balance	(8)	(27)
Amortization of unfavorable contracts	1	19
Net carrying amount, ending balance	$ (7)	$ (8)